Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
Institutional Class
April 26, 2017
Prospectus

Effective June 27, 2017, MSCI USA ESG Index will be rebranded to MSCI USA ESG Leaders Index. In addition, MSCI ACWI (All Country World Index) ex USA ESG Index will be rebranded to MSCI ACWI (All Country World Index) ex USA ESG Leaders Index.

USY-I-ISY-I-17-01 1.9884199.100	June 27, 2017

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
Institutional Class
April 26, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective June 27, 2017, MSCI USA ESG Index will be rebranded to MSCI USA ESG Leaders Index. In addition, MSCI ACWI (All Country World Index) ex USA ESG Index will be rebranded to MSCI ACWI (All Country World Index) ex USA ESG Leaders Index.

USY-I-ISY-IB-17-01 1.9884200.100	June 27, 2017

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
Investor Class and Premium Class
April 26, 2017
Prospectus

Effective June 27, 2017, MSCI USA ESG Index will be rebranded to MSCI USA ESG Leaders Index. In addition, MSCI ACWI (All Country World Index) ex USA ESG Index will be rebranded to MSCI ACWI (All Country World Index) ex USA ESG Leaders Index.

USY-ISY-17-01 1.9884197.100	June 27, 2017

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
Investor Class and Premium Class
April 26, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective June 27, 2017, MSCI USA ESG Index will be rebranded to MSCI USA ESG Leaders Index. In addition, MSCI ACWI (All Country World Index) ex USA ESG Index will be rebranded to MSCI ACWI (All Country World Index) ex USA ESG Leaders Index.

USY-ISYB-17-01 1.9884198.100	June 27, 2017